Intangible Assets and Goodwill	12 Months Ended
Oct. 31, 2021
Intangible Assets and Goodwill.
Intangible Assets and Goodwill

8.	Intangible Assets and Goodwill

	Software	Licenses	Lease Buyout	Brand Name	Goodwill	Total
Cost	$	$	$	$	$	$
Balance, October 31, 2019	1,848	2,594	2,557	1,539	4,466	13,004
Transition adjustment - IFRS 16	-	-	(2,557)	-	-	(2,557)
Additions	474	-	-	-	-	474
Additions from business combinations	-	7,382	-	-	1,896	9,278
Foreign currency translation	(40)	-	-	(37)	(301)	(378)
Balance, October 31, 2020	2,282	9,976	-	1,502	6,061	19,821
Additions	150	-	-	-	-	150
Additions from business combinations	7,217	37,406	-	19,552	73,812	137,987
Disposals (i)	-	(1,230)	-	-	-	(1,230)
Impairment loss	-	(1,390)	-	-	-	(1,390)
Foreign currency translation	(186)	-	-	21	73	(92)
Balance, October 31, 2021	9,463	44,762	-	21,075	79,946	155,246

Accumulated depreciation
Balance, October 31, 2019	111	75	191	-	-	377
Transition adjustment - IFRS 16	-	-	(191)	-	-	(191)
Amortization	495	1,113	-	-	-	1,608
Balance, October 31, 2020	606	1,188	-	-	-	1,794
Amortization	1,215	10,161	-	-	-	11,376
Disposals (i)	-	(160)	-	-	-	(160)
Foreign currency translation	(44)	-	-	-	-	(44)
Balance, October 31, 2021	1,777	11,189	-	-	-	12,966

Balance, October 31, 2020	1,676	8,788	-	1,502	6,061	18,027
Balance, October 31, 2021	7,686	33,573	-	21,075	79,946	142,280

(i)

During the year ended October 31, 2021, the Company sold it’s 49% interest in one of the joint ventures under META that operates as a retail cannabis store in Manitoba, resulting in a loss of control. As a result of the loss in control, the Company has deconsolidated all net assets related to the joint venture and derecognized related non-controlling interest of $892 for the year ending October 31, 2021, and recognized $343 as a gain on the sale.

The carrying values of goodwill and intangible assets with indefinite lives are tested for impairment annually. The Company completed its annual impairment tests as of October 31, 2021 and has included a summary of key inputs below for each CGU to which goodwill and indefinite life intangibles have been allocated.

For all impairment tests performed for the year ended October 31, 2021, the Company completed the testing using the Fair Value Less Costs to Sell model (“FVLCS”). The fair value calculation requires level 3 inputs such as forecasted future cashflows of the Company’s cash generating units (“CGU”) over a period of one year, growth rate percentages and terminal growth rates.

Goodwill

At October 31, 2021, the Company completed impairment testing over the group of CGUs to which goodwill had been allocated. Goodwill arising from business combinations is allocated either to the bricks and mortar retail locations (CGUs) or to ecommerce retail subsidiaries (CGUs), as each group of CGUs benefit from synergies created through these business combinations based on whether they are retail locations or ecommerce platforms.

Included in the CGU group for bricks and mortar are all retail locations in addition to the acquisitions of Dreamweaver, MK Light, Jasper Ave, 102088460 Saskatchewan Ltd., 2680495 Ontario Inc., Saturninus Partners, META, 2686068 Ontario Inc., 102105699 Saskatchewan Ltd. Total goodwill allocated to this group of CGUs for the year ended October 31, 2021 is $39,537.

Included in the CGU group for ecommerce are all of the ecommerce subsidiaries including the acquired subsidiaries Grasscity, Smoke Cartel, FABCBD, DHC, DSD, and Blessed CBD. The goodwill allocated to this group of CGUs for the year ended October 31, 2021 is $44,262.

8.	Intangible Assets and Goodwill (continued)

Bricks and mortar retail

The recoverable amount of the group of CGUs included in bricks and mortar retail, was determined based on a FVLCS model. The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by senior management. Revenue for years after the first year are forecasted at a growth rate of 2%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 4.8% – 14.8% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the group of CGUs, which did not result in an impairment (2020 - $nil).

Ecommerce retail

The recoverable amount of the group of CGUs included in ecommerce retail, was determined based on a FVLCS model. The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by senior management. Revenue for the years after the first year are forecasted at a growth rate of 3%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 20.1% – 21.6% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the group of CGUs, which did not result in an impairment (2020 - $nil).

Indefinite life intangible assets

Each CGU that has indefinite life intangible assets were also included in the annual impairment testing. The recoverable amount of the CGU was determined based on a FVLCS model.

Grasscity:

Indefinite life intangible assets, with a carrying value of $1,438 at October 31, 2021, were allocated to the Grasscity CGU. The Company performed its annual impairment test at October 31, 2021 and the recoverable amount of the Grasscity CGU was determined based on FVLCS.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by senior management. Revenue for the years after the first year are forecasted at a growth rate of 3%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) of 10.3%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the Grasscity CGU, which did not result in an impairment (2020 - $nil).

8.	Intangible Assets and Goodwill (continued)

Smoke Cartel:

Indefinite life intangible assets, with a carrying value of $3,766 at October 31, 2021, were allocated to the Smoke Cartel CGU. The Company performed its annual impairment test at October 31, 2021, and the recoverable amount of the Smoke Cartel CGU was determined based on FVLCS.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by Senior management. Revenue for the years after the first year are forecasted at a growth rate of 3%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 11.7% – 13.4% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the Smoke Cartel CGU, which did not result in an impairment (2020 - $nil).

FABCBD:

Indefinite life intangible assets, with a carrying value of $7,988 at October 31, 2021, were allocated to the FABCBD CGU. The Company performed its annual impairment test at October 31, 2021 and the recoverable amount of the FABCBD CGU was determined based on FVLCS.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by Senior management. Revenue for the years after the first year are forecasted at a growth rate of 3%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 23.7% – 26% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the FABCBD CGU, which did not result in an impairment (2020 - $nil).

Daily High Club:

Indefinite life intangible assets, with a carrying value of $2,658 at October 31, 2021, were allocated to the DHC CGU. The Company performed its annual impairment test at October 31, 2021 and the recoverable amount of the DHC CGU was determined based on FVLCS.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by Senior management. Revenue for the years after the first year are forecasted at a growth rate of 3%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 5.2% – 7.1% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the DHC CGU, which did not result in an impairment (2020 - $nil).

8.	Intangible Assets and Goodwill (continued)

DankStop:

Indefinite life intangible assets, with a carrying value of $1,359 at October 31, 2021, were allocated to the DankStop CGU. The Company performed its annual impairment test at October 31, 2021 and the recoverable amount of the DankStop CGU was determined based on FVLCS.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by Senior management. Revenue for the years after the first year are forecasted at a growth rate of 3%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 16.4% – 21% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the DankStop CGU, which did not result in an impairment (2020 - $nil).

Blessed CBD:

Indefinite life intangible assets, with a carrying value of $3,866 at October 31, 2021, were allocated to the Blessed CBD CGU. The Company performed its annual impairment test at October 31, 2021 and the recoverable amount of the Blessed CBD CGU was determined based on FVLCS.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were based on forecasted projections from the annual financial budget approved by Senior management. Revenue for the years after the first year are forecasted at a growth rate of 5%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 35.1% to 54.8%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the Blessed CBD CGU, which did not result in an impairment (2020 - $nil).

Finite life intangible assets

For the year-ended October 31, 2021, the Company performed indicator assessments over CGUs with property and equipment, right-of-use assets, and finite intangible assets, over ten retail locations (CGUs) to determine if impairment indicators existed at the reporting date. The Company identified one CGU as potentially impaired, the 2686068 Ontario Inc. retail location, where the financial performance was declining monthly due to market pressures and increased competition. The Company calculated the recoverable amount of this CGU using the FVLCS model.

2686068 Ontario Inc.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first 2 years, revenues were based on forecasted projections from the annual financial budget approved by senior management. Revenue for the years after the second year are forecasted at a growth rate of 15%; Average forecasted earnings before interest, tax, depreciation, and amortization (“EBITDA”) ranged from 6% to 8% over the 5 years; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 13% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be lower than the carrying value of the 2686068 Ontario Inc. CGU, which resulted in an impairment of $1,390 (2020 - $nil).

8.	Intangible Assets and Goodwill (continued)

Key assumptions used in the FVLCS calculation and sensitivity to changes in assumptions

The calculation of the fair value less costs to sell calculations for all of the impairment tests are most sensitive to the following assumptions:

-	Discount Rates – discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rates are derived from third party analyst reports. An increase in the discount rate by 2% would result in impairment in the goodwill allocated to the ecommerce group of CGUs, a Lethbridge, AB retail location and a Calgary, AB retail location. For 2686068 Ontario Inc., an increase in the discount rate by 2% would result in additional impairment in the intangible assets with a finite life.

Key assumptions used in the FVLCS calculation and sensitivity to changes in assumptions (continued):

-	Growth rates used to extrapolate cash flows during the forecasted period – growth rates are based on Senior Management’s expectations for future growth given the nature of the business, industry research and statistics, and for bricks and mortar CGUs, the location of retail stores. A decrease in the growth by 1% would result in impairment in the goodwill allocated to the ecommerce group of CGUs. For 2686068 Ontario Inc., a decrease in the growth rate by 1% would result in additional impairment in the intangible assets with a finite life.